Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 9,676 $ 541,082
AeroVironment , Inc.
(a)
................ 5,740 510,688
BWX Technologies, Inc. .............. 13,122 798,605
Cadre Holdings, Inc. ................. 3,476 79,565
Curtiss-Wright Corp. ................. 5,298 878,408
Ducommun, Inc.
(a)
.................. 2,615 151,095
Hexcel Corp. ...................... 19,377 1,367,629
Kaman Corp. ..................... 2,590 65,320
Kratos Defense & Security Solutions, Inc.
(a)
. 29,097 333,161
Maxar Technologies, Inc.
(b)
............ 17,107 883,919
Moog, Inc., Class A ................. 2,718 259,080
Rocket Lab USA, Inc.
(a)(b)
.............. 49,818 247,595
Spirit AeroSystems Holdings, Inc., Class A .. 8,791 317,795
Triumph Group, Inc.
(a)
................ 8,206 93,466
Virgin Galactic Holdings, Inc.
(a)(b)
......... 55,089 304,091
Woodward, Inc. .................... 13,875 1,418,857
8,250,356
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
...... 6,374 180,448
Forward Air Corp. .................. 3,400 366,690
GXO Logistics, Inc.
(a)
................ 11,417 597,451
Hub Group, Inc., Class A
(a)
............. 3,296 281,050
1,425,639
Airlines — 0.2%
(a)
Allegiant Travel Co. ................. 3,658 314,698
Frontier Group Holdings, Inc. ........... 8,629 108,553
Hawaiian Holdings, Inc. .............. 4,619 56,906
JetBlue Airways Corp. ................ 42,289 338,312
Sun Country Airlines Holdings, Inc. ....... 7,435 138,811
Wheels Up Experience, Inc. ............ 15,808 19,444
976,724
Auto Components — 1.8%
Adient plc
(a)(b)
...................... 9,352 421,027
Autoliv , Inc. ....................... 9,395 865,467
Dorman Products, Inc.
(a)
.............. 6,516 632,443
Fox Factory Holding Corp.
(a)
............ 9,727 1,148,662
Gentex Corp. ..................... 33,250 981,208
Gentherm , Inc.
(a)
................... 7,675 571,250
Holley, Inc.
(a)
...................... 5,812 19,238
LCI Industries ..................... 2,432 272,919
Luminar Technologies, Inc.
(a)(b)
.......... 54,146 361,154
Mobileye Global, Inc., Class A
(a)
......... 10,818 417,575
Modine Manufacturing Co.
(a)
........... 6,379 152,394
QuantumScape Corp.
(a)(b)
............. 29,924 254,653
Solid Power, Inc.
(a)(b)
................. 24,368 81,633
Visteon Corp.
(a)
.................... 6,495 1,015,428
XPEL, Inc.
(a)(b)(c)
.................... 4,528 344,445
7,539,496
Automobiles — 0.2%
Thor Industries, Inc. ................. 7,506 715,547
Winnebago Industries, Inc. ............ 3,411 217,212
Workhorse Group, Inc.
(a)(b)
............. 38,366 84,789
1,017,548
Banks — 1.8%
Amalgamated Financial Corp. .......... 2,357 54,093
Amerant Bancorp, Inc. ............... 3,568 99,333
BancFirst Corp. .................... 2,113 181,993
Bancorp, Inc. (The)
(a)
................ 6,689 226,958
Bank First Corp. ................... 916 73,152
Capital City Bank Group, Inc. ........... 1,676 54,420
Security
Shares
Shares Value
Banks (continued)
City Holding Co. ................... 694 $ 65,784
Coastal Financial Corp.
(a)
............. 2,554 116,641
CrossFirst Bankshares , Inc.
(a)(b)
......... 6,358 85,833
CVB Financial Corp. ................. 11,909 288,436
Dime Community Bancshares, Inc. ....... 4,817 143,643
Eastern Bankshares , Inc. ............. 37,647 608,752
Enterprise Financial Services Corp. ...... 3,163 168,651
FB Financial Corp. .................. 3,007 112,943
First Financial Bankshares , Inc. ......... 30,000 1,068,600
German American Bancorp, Inc. ......... 3,043 117,216
Glacier Bancorp, Inc. ................ 12,933 589,615
HarborOne Bancorp, Inc. ............. 5,993 81,745
John Marshall Bancorp, Inc. ........... 1,611 39,856
Lakeland Financial Corp. .............. 3,053 215,878
Live Oak Bancshares, Inc. ............. 7,828 267,952
Metrocity Bankshares , Inc. ............ 2,450 49,539
Metropolitan Bank Holding Corp.
(a)
....... 1,535 91,148
National Bank Holdings Corp., Class A .... 2,022 85,389
Origin Bancorp, Inc. ................. 2,686 100,725
Pathward Financial, Inc. .............. 3,108 154,219
Peapack -Gladstone Financial Corp. ...... 2,133 79,113
Seacoast Banking Corp. of Florida ....... 10,729 344,508
ServisFirst Bancshares, Inc. ........... 11,400 777,252
Silvergate Capital Corp., Class A
(a)(b)
...... 7,317 104,194
SmartFinancial , Inc. ................. 1,371 36,976
South Plains Financial, Inc. ............ 1,115 31,332
SouthState Corp. ................... 6,804 541,598
Stock Yards Bancorp, Inc. ............. 6,857 411,146
Triumph Financial, Inc.
(a)
.............. 2,494 138,991
7,607,624
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A, NVS
(a)
. 2,176 845,615
Celsius Holdings, Inc.
(a)(b)
.............. 9,334 936,387
Coca-Cola Consolidated, Inc. ........... 701 355,253
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 5,896 95,397
MGP Ingredients, Inc. ................ 3,550 346,267
National Beverage Corp.
(a)
............. 2,440 107,848
Vita Coco Co., Inc. (The)
(a)
............. 5,578 75,694
2,762,461
Biotechnology — 7.9%
(a)
2seventy bio, Inc. ................... 4,131 56,182
ACADIA Pharmaceuticals, Inc.
(b)
......... 27,536 524,010
Adicet Bio, Inc.
(b)
................... 7,113 65,084
ADMA Biologics, Inc. ................ 41,351 152,585
Agenus, Inc.
(b)
..................... 31,882 83,212
Agios Pharmaceuticals, Inc. ............ 6,306 185,901
Akero Therapeutics, Inc. .............. 3,515 173,992
Albireo Pharma, Inc. ................. 4,147 185,205
Alector , Inc.
(b)
..................... 8,723 76,937
Alkermes plc ...................... 37,823 1,083,251
Amicus Therapeutics, Inc. ............. 37,793 492,821
AnaptysBio , Inc. ................... 1,698 42,263
Anavex Life Sciences Corp.
(b)
........... 17,899 194,562
Apellis Pharmaceuticals, Inc.
(b)
.......... 21,697 1,144,083
Arcturus Therapeutics Holdings, Inc.
(b)
..... 3,107 65,651
Arcutis Biotherapeutics , Inc.
(b)
.......... 9,172 151,980
Arrowhead Pharmaceuticals, Inc. ........ 24,367 852,601
Aurinia Pharmaceuticals, Inc. ........... 32,781 296,668
Avid Bioservices , Inc. ................ 14,252 225,609
Avidity Biosciences, Inc. .............. 15,423 365,525
Blueprint Medicines Corp. ............. 13,808 645,386
Bridgebio Pharma, Inc. ............... 24,619 228,464
C4 Therapeutics, Inc.
(b)
............... 4,160 32,406

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
CareDx , Inc. ...................... 12,310 $ 183,911
Caribou Biosciences, Inc. ............. 4,867 35,091
Catalyst Pharmaceuticals, Inc. .......... 22,112 342,515
Celldex Therapeutics, Inc. ............. 10,860 478,492
Cerevel Therapeutics Holdings, Inc. ...... 14,847 507,025
Chinook Therapeutics, Inc. ............ 10,268 259,472
Cogent Biosciences, Inc. .............. 15,033 226,397
Coherus Biosciences, Inc. ............. 14,807 125,563
Crinetics Pharmaceuticals, Inc. ......... 9,985 195,806
CRISPR Therapeutics AG
(b)
............ 10,340 527,547
CTI BioPharma Corp. ................ 24,446 135,186
Cytokinetics, Inc. ................... 21,867 928,910
Deciphera Pharmaceuticals, Inc. ........ 11,362 193,268
Denali Therapeutics, Inc. .............. 25,398 768,797
Dynavax Technologies Corp.
(b)
.......... 27,552 313,542
Editas Medicine, Inc.
(b)
............... 10,380 102,658
Enanta Pharmaceuticals, Inc.
(b)
......... 1,629 86,956
Exact Sciences Corp.
(b)
............... 19,947 1,346,821
Exelixis , Inc. ...................... 74,261 1,308,479
Fate Therapeutics, Inc.
(b)
.............. 19,008 113,288
FibroGen , Inc. ..................... 9,272 218,819
Geron Corp. ...................... 75,299 248,487
Gossamer Bio, Inc.
(b)
................ 17,623 46,525
Halozyme Therapeutics, Inc.
(b)
.......... 31,184 1,614,396
Heron Therapeutics, Inc. .............. 23,925 64,837
Ideaya Biosciences, Inc. .............. 9,372 159,605
IGM Biosciences, Inc. ................ 1,969 44,755
ImmunoGen , Inc. ................... 45,700 210,220
Inhibrx , Inc.
(b)
..................... 3,299 82,475
Inovio Pharmaceuticals, Inc.
(b)
.......... 57,519 95,482
Insmed , Inc. ...................... 31,245 672,705
Intellia Therapeutics, Inc. ............. 19,671 834,837
Ionis Pharmaceuticals, Inc.
(b)
........... 15,948 635,847
Iovance Biotherapeutics , Inc. ........... 14,444 114,974
IVERIC bio, Inc. .................... 29,422 679,648
Keros Therapeutics, Inc. .............. 3,982 233,226
Kezar Life Sciences, Inc.
(b)
............. 12,093 86,707
Krystal Biotech, Inc. ................. 2,031 168,817
Kura Oncology, Inc. ................. 9,243 127,738
Kymera Therapeutics, Inc.
(b)
............ 9,049 338,252
Lyell Immunopharma , Inc. ............. 32,906 107,603
Madrigal Pharmaceuticals, Inc. .......... 1,276 367,807
MannKind Corp. ................... 60,839 332,789
Mirati Therapeutics, Inc. .............. 4,854 259,252
Mirum Pharmaceuticals, Inc. ........... 2,702 63,443
Morphic Holding, Inc. ................ 6,870 224,855
Myovant Sciences Ltd. ............... 10,104 271,596
Myriad Genetics, Inc. ................ 6,798 134,057
Natera , Inc. ....................... 25,103 1,077,672
Novavax , Inc. ..................... 8,467 92,375
Nurix Therapeutics, Inc. .............. 6,296 77,378
Organogenesis Holdings, Inc. .......... 10,024 25,661
Prometheus Biosciences, Inc. .......... 7,923 900,528
Protagonist Therapeutics, Inc. .......... 10,736 142,681
PTC Therapeutics, Inc. ............... 11,045 506,855
RAPT Therapeutics, Inc.
(b)
............. 4,989 144,930
Recursion Pharmaceuticals, Inc., Class A ... 29,998 249,883
Relay Therapeutics, Inc. .............. 20,743 445,145
Replimune Group, Inc. ............... 7,404 206,201
Rocket Pharmaceuticals, Inc. ........... 7,631 165,822
Sage Therapeutics, Inc. .............. 7,887 349,710
Sangamo Therapeutics, Inc. ........... 10,870 37,936
Seres Therapeutics, Inc.
(b)
............. 10,961 59,957
Sorrento Therapeutics, Inc. ............ 107,790 103,317
SpringWorks Therapeutics, Inc. ......... 3,793 119,100
Security
Shares
Shares Value
Biotechnology (continued)
Syndax Pharmaceuticals, Inc. .......... 14,765 $ 423,755
Tango Therapeutics, Inc. .............. 10,058 66,383
TG Therapeutics, Inc.
(b)
............... 32,003 487,406
Travere Therapeutics, Inc.
(b)
............ 12,748 285,555
Twist Bioscience Corp.
(b)
.............. 13,078 375,208
Ultragenyx Pharmaceutical, Inc. ......... 10,990 498,177
uniQure NV ....................... 5,059 107,504
Vanda Pharmaceuticals, Inc. ........... 13,003 99,863
Vaxcyte , Inc.
(b)
..................... 8,361 379,171
Veracyte , Inc. ..................... 16,625 417,786
Vericel Corp. ...................... 10,880 298,874
Viridian Therapeutics, Inc. ............. 9,239 337,408
Xencor , Inc.
(b)
..................... 13,785 453,802
Zymeworks , Inc.
(b)
.................. 4,922 46,513
32,926,412
Building Products — 1.7%
AAON, Inc. ....................... 9,665 737,633
Armstrong World Industries, Inc.
(b)
........ 10,545 816,289
AZEK Co., Inc. (The)
(a)(b)
.............. 25,295 610,368
AZZ, Inc. ........................ 2,714 115,291
Gibraltar Industries, Inc.
(a)
............. 7,134 382,168
Griffon Corp. ...................... 4,572 186,903
Insteel Industries, Inc. ................ 1,839 55,152
Janus International Group, Inc.
(a)
........ 11,342 124,762
Masonite International Corp.
(a)
.......... 2,870 261,802
PGT Innovations, Inc.
(a)
............... 13,876 301,109
Resideo Technologies, Inc.
(a)
........... 17,104 328,910
Simpson Manufacturing Co., Inc. ........ 9,837 1,053,641
Tecnoglass , Inc. .................... 4,614 157,983
Trex Co., Inc.
(a)
.................... 17,043 898,507
UFP Industries, Inc. ................. 7,255 678,705
Zurn Elkay Water Solutions Corp. ........ 16,376 357,979
7,067,202
Capital Markets — 1.8%
Artisan Partners Asset Management, Inc.,
Class A ....................... 7,040 259,213
AssetMark Financial Holdings, Inc.
(a)
...... 2,988 79,302
Avantax , Inc.
(a)
..................... 6,624 193,023
Blue Owl Capital, Inc. ................ 81,183 1,021,282
Bridge Investment Group Holdings, Inc., Class
A ........................... 3,948 58,786
Brightsphere Investment Group, Inc. ...... 7,422 174,046
Cohen & Steers, Inc. ................ 5,993 440,306
Focus Financial Partners, Inc., Class A
(a)(b)
.. 6,494 293,204
Freedom Holding Corp.
(a)(b)
............ 4,008 258,115
Hamilton Lane, Inc., Class A ........... 8,342 649,508
Houlihan Lokey , Inc. ................. 7,200 713,304
Open Lending Corp., Class A
(a)
.......... 24,199 212,225
Piper Sandler Cos. .................. 1,653 234,891
PJT Partners, Inc., Class A ............ 5,808 464,814
StepStone Group, Inc., Class A ......... 5,851 170,791
Tradeweb Markets, Inc., Class A ......... 25,664 1,912,995
Virtus Investment Partners, Inc. ......... 697 149,771
WisdomTree , Inc. ................... 10,824 62,346
7,347,922
Chemicals — 2.7%
American Vanguard Corp.
(b)
............ 2,547 57,537
Amyris , Inc.
(a)(b)
.................... 52,115 82,863
Ashland, Inc. ...................... 11,498 1,256,386
Aspen Aerogels, Inc.
(a)
............... 12,702 133,371
Avient Corp. ...................... 7,027 284,734
Axalta Coating Systems Ltd.
(a)
.......... 25,879 778,958
Balchem Corp. .................... 7,423 969,666

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Cabot Corp. ...................... 7,732 $ 582,452
Chase Corp. ...................... 930 87,773
Ecovyst , Inc.
(a)
..................... 15,310 160,602
Element Solutions, Inc. ............... 25,988 532,234
Ginkgo Bioworks Holdings, Inc.
(a)(b)
....... 205,845 401,398
Hawkins, Inc. ..................... 2,916 113,724
HB Fuller Co. ..................... 8,097 559,503
Ingevity Corp.
(a)
.................... 3,738 308,161
Innospec , Inc. ..................... 3,619 409,019
Intrepid Potash, Inc.
(a)
................ 1,227 40,160
Koppers Holdings, Inc. ............... 1,814 62,782
Livent Corp.
(a)(b)
.................... 41,315 1,070,885
Perimeter Solutions SA
(a)
.............. 33,953 315,763
Quaker Chemical Corp.
(b)
............. 3,148 619,747
Scotts Miracle- Gro Co. (The) ........... 3,488 251,799
Sensient Technologies Corp. ........... 4,979 376,860
Stepan Co. ....................... 2,902 318,756
Valvoline, Inc. ..................... 40,827 1,496,718
11,271,851
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. ................. 6,103 286,292
ACV Auctions, Inc., Class A
(a)(b)
.......... 26,856 263,189
Aris Water Solution, Inc., Class A ........ 6,190 95,883
Aurora Innovation, Inc.
(a)(b)
............. 84,805 154,345
Brink's Co. (The) ................... 6,413 420,693
Casella Waste Systems, Inc., Class A
(a)
.... 11,711 938,285
CECO Environmental Corp.
(a)
........... 6,552 94,283
Clean Harbors, Inc.
(a)
................ 7,622 993,147
Driven Brands Holdings, Inc.
(a)(b)
......... 12,705 370,859
Healthcare Services Group, Inc. ......... 7,846 105,686
Heritage-Crystal Clean, Inc.
(a)
........... 1,694 63,017
IAA, Inc.
(a)
........................ 30,864 1,287,955
Interface, Inc. ..................... 5,123 58,300
KAR Auction Services, Inc.
(a)
........... 12,781 186,091
Liquidity Services, Inc.
(a)
.............. 6,346 95,126
Montrose Environmental Group, Inc.
(a)(b)
.... 3,593 194,597
MSA Safety, Inc. ................... 5,613 765,557
SP Plus Corp.
(a)
.................... 2,088 78,738
Stericycle, Inc.
(a)(b)
.................. 10,072 541,974
UniFirst Corp. ..................... 1,893 375,647
Viad Corp.
(a)
...................... 4,685 138,442
VSE Corp. ....................... 2,391 131,266
7,639,372
Communications Equipment — 1.0%
ADTRAN Holdings, Inc. .............. 6,904 130,278
Calix, Inc.
(a)
....................... 13,117 690,479
Cambium Networks Corp.
(a)
............ 2,677 57,368
Clearfield, Inc.
(a)
.................... 2,626 187,654
Digi International, Inc.
(a)
............... 8,133 276,441
DZS, Inc.
(a)
....................... 3,676 46,685
Extreme Networks, Inc.
(a)
.............. 30,235 545,137
Harmonic, Inc.
(a)
.................... 24,368 320,926
Infinera Corp.
(a)(b)
................... 21,703 158,866
Lumentum Holdings, Inc.
(a)
............ 7,031 423,126
NetScout Systems, Inc.
(a)(b)
............ 8,120 260,652
Viasat , Inc.
(a)(b)
..................... 17,417 600,016
Viavi Solutions, Inc.
(a)
................ 52,042 588,075
4,285,703
Construction & Engineering — 2.1%
Ameresco , Inc., Class A
(a)(b)
............ 7,808 503,382
API Group Corp.
(a)
.................. 29,879 664,509
Arcosa , Inc. ...................... 11,156 661,216
Comfort Systems USA, Inc. ............ 5,270 637,881
Security
Shares
Shares Value
Construction & Engineering (continued)
Construction Partners, Inc., Class A
(a)
..... 9,459 $ 267,595
Dycom Industries, Inc.
(a)
.............. 6,809 649,374
EMCOR Group, Inc. ................. 10,997 1,630,305
Fluor Corp.
(a)
...................... 19,369 711,811
Granite Construction, Inc.
(b)
............ 4,107 174,876
IES Holdings, Inc.
(a)
................. 980 39,014
MasTec , Inc.
(a)
..................... 9,174 901,162
MYR Group, Inc.
(a)
.................. 2,025 200,596
Sterling Infrastructure, Inc.
(a)
........... 2,781 101,201
Valmont Industries, Inc. ............... 4,921 1,622,601
8,765,523
Construction Materials — 0.4%
Eagle Materials, Inc. ................. 5,086 742,963
Summit Materials, Inc., Class A
(a)
........ 27,332 898,129
1,641,092
Consumer Finance — 0.7%
FirstCash Holdings, Inc. .............. 8,710 802,888
Nelnet, Inc., Class A ................. 4,319 412,421
NerdWallet , Inc., Class A
(a)
............. 7,301 85,349
SoFi Technologies, Inc.
(a)(b)
............ 188,511 1,306,381
Upstart Holdings, Inc.
(a)(b)
.............. 16,307 304,615
2,911,654
Containers & Packaging — 0.7%
Graphic Packaging Holding Co. ......... 70,845 1,706,656
Myers Industries, Inc. ................ 8,405 202,392
Pactiv Evergreen, Inc. ............... 4,690 53,982
Silgan Holdings, Inc. ................. 6,852 369,254
Sonoco Products Co. ................ 8,368 511,369
2,843,653
Distributors — 0.0%
Funko , Inc., Class A
(a)(b)
............... 5,256 63,598
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.
(a)
........ 5,490 209,608
Bright Horizons Family Solutions, Inc.
(a)(b)
... 13,305 1,021,558
Chegg , Inc.
(a)
...................... 28,908 600,130
Coursera, Inc.
(a)
.................... 19,719 314,518
European Wax Center, Inc., Class A ...... 6,593 124,212
Grand Canyon Education, Inc.
(a)
......... 7,065 823,496
H&R Block, Inc.
(b)
................... 22,325 870,228
Laureate Education, Inc. .............. 31,264 343,279
Mister Car Wash, Inc.
(a)(b)
.............. 18,265 187,582
OmniAb , Inc., NVS
(a)(d)
............... 1,386 —
OneSpaWorld Holdings Ltd.
(a)(b)
......... 13,409 140,929
Rover Group, Inc.
(a)
................. 9,673 39,563
Strategic Education, Inc.
(b)
............. 3,024 282,290
Stride, Inc.
(a)
...................... 5,956 255,691
Udemy , Inc.
(a)
..................... 9,953 124,811
5,337,895
Diversified Financial Services — 0.2%
Jackson Financial, Inc., Class A ......... 5,779 254,507
Voya Financial, Inc. ................. 9,530 664,908
919,415
Diversified Telecommunication Services — 0.7%
Anterix , Inc.
(a)
..................... 2,526 91,113
Charge Enterprises, Inc.
(a)
............. 22,187 29,731
Cogent Communications Holdings, Inc. .... 5,481 375,832
Globalstar , Inc.
(a)
................... 97,222 137,083
IDT Corp., Class B
(a)
................. 4,647 136,575
Iridium Communications, Inc.
(a)
.......... 28,977 1,733,984

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Radius Global Infrastructure, Inc., Class A
(a)(b)
17,394 $ 234,297
2,738,615
Electric Utilities — 0.1%
MGE Energy, Inc. ................... 3,421 250,109
Otter Tail Corp. .................... 3,530 226,450
476,559
Electrical Equipment — 1.8%
Acuity Brands, Inc. .................. 4,140 780,473
Allied Motion Technologies, Inc. ......... 3,144 127,772
Amprius Technologies, Inc., NVS
(a)
....... 2,791 18,142
Atkore , Inc.
(a)
...................... 3,697 481,534
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 8,877 58,943
Blink Charging Co.
(a)(b)
................ 4,914 66,880
Bloom Energy Corp., Class A
(a)
.......... 41,370 1,031,354
ChargePoint Holdings, Inc.
(a)(b)
.......... 60,270 731,678
Encore Wire Corp.
(b)
................. 1,705 275,238
EnerSys ......................... 3,551 294,804
Fluence Energy, Inc.
(a)(b)
.............. 8,321 200,869
FuelCell Energy, Inc.
(a)
............... 94,327 345,237
NuScale Power Corp.
(a)(b)
.............. 4,048 43,152
nVent Electric plc ................... 15,983 635,324
Sensata Technologies Holding plc ........ 13,157 669,033
SunPower Corp.
(a)(b)
................. 19,615 341,889
Thermon Group Holdings, Inc.
(a)
......... 3,528 81,567
Vertiv Holdings Co. ................. 69,506 988,375
Vicor Corp.
(a)
...................... 5,178 359,509
7,531,773
Electronic Equipment, Instruments & Components — 2.5%
908 Devices, Inc.
(a)(b)
................. 3,293 30,691
Advanced Energy Industries, Inc. ........ 4,246 393,774
Aeva Technologies, Inc.
(a)
............. 24,369 41,184
Badger Meter, Inc. .................. 6,768 784,411
Bel Fuse, Inc., Class B, NVS ........... 1,043 41,136
Belden, Inc. ...................... 5,981 484,999
Benchmark Electronics, Inc. ........... 4,776 133,680
CTS Corp. ....................... 7,415 330,042
Fabrinet
(a)
........................ 8,445 1,111,869
FARO Technologies, Inc.
(a)
............. 4,391 120,665
Focus Universal, Inc.
(a)(b)
.............. 4,100 23,780
Insight Enterprises, Inc.
(a)
............. 2,509 282,814
IPG Photonics Corp.
(a)
............... 2,549 285,743
Itron , Inc.
(a)
....................... 10,430 599,412
Knowles Corp.
(a)
................... 9,127 175,512
Lightwave Logic, Inc.
(a)(b)
.............. 25,819 162,402
Littelfuse , Inc. ..................... 5,709 1,465,443
Methode Electronics, Inc. ............. 3,075 146,800
MicroVision , Inc.
(a)(b)
................. 19,396 48,684
Mirion Technologies, Inc.
(a)(b)
........... 14,951 118,860
Napco Security Technologies, Inc.
(a)
...... 6,641 192,390
National Instruments Corp. ............ 12,453 672,462
nLight , Inc.
(a)
...................... 6,781 84,084
Novanta , Inc.
(a)
.................... 8,239 1,330,351
OSI Systems, Inc.
(a)
................. 1,721 162,996
PAR Technology Corp.
(a)(b)
............. 6,318 214,749
PC Connection, Inc. ................. 1,233 60,454
Plexus Corp.
(a)
..................... 3,752 360,154
SmartRent , Inc., Class A
(a)
............. 28,576 83,442
TTM Technologies, Inc.
(a)
.............. 9,390 147,611
Vishay Precision Group, Inc.
(a)
.......... 1,926 83,165
10,173,759
Security
Shares
Shares Value
Energy Equipment & Services — 1.6%
Cactus, Inc., Class A ................ 14,024 $ 758,839
ChampionX Corp. .................. 45,995 1,518,755
Core Laboratories NV
(b)
............... 10,718 274,381
DMC Global, Inc.
(a)
.................. 4,246 96,554
Dril -Quip, Inc.
(a)
.................... 3,501 107,516
Helix Energy Solutions Group, Inc.
(a)
...... 16,642 131,971
Liberty Energy, Inc. ................. 21,891 346,535
Nabors Industries Ltd.
(a)
.............. 1,221 216,776
Oceaneering International, Inc.
(a)
........ 23,283 497,092
Patterson-UTI Energy, Inc. ............ 49,963 839,378
ProFrac Holding Corp., Class A
(a)
........ 6,347 142,808
ProPetro Holding Corp.
(a)
.............. 22,271 221,596
RPC, Inc. ........................ 19,273 191,188
Select Energy Services, Inc., Class A ..... 12,554 110,224
Solaris Oilfield Infrastructure, Inc., Class A .. 7,646 80,971
TETRA Technologies, Inc.
(a)
............ 26,498 104,932
Tidewater, Inc.
(a)
................... 4,955 215,047
Weatherford International plc
(a)
.......... 14,866 845,578
6,700,141
Entertainment — 0.9%
Endeavor Group Holdings, Inc., Class A
(a)
.. 40,134 900,206
IMAX Corp.
(a)(b)
.................... 10,776 183,192
Liberty Media Corp.-Liberty Braves, Class A
(a)
2,504 87,966
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)
........................ 8,603 298,352
Madison Square Garden Sports Corp. ..... 2,007 364,953
Playstudios , Inc.
(a)(b)
................. 11,905 55,001
Vivid Seats, Inc., Class A
(a)(b)
........... 5,165 43,954
Warner Music Group Corp., Class A ...... 26,899 980,468
World Wrestling Entertainment, Inc., Class A 9,997 845,946
3,760,038
Equity Real Estate Investment Trusts (REITs) — 5.0%
Acadia Realty Trust ................. 8,626 133,962
Agree Realty Corp. ................. 11,371 848,618
Alexander & Baldwin, Inc. ............. 17,171 343,763
American Assets Trust, Inc. ............ 6,441 183,311
Apartment Investment & Management Co.,
Class A ....................... 20,336 152,723
Apple Hospitality REIT, Inc. ............ 48,982 868,451
Broadstone Net Lease, Inc. ............ 18,690 338,476
CareTrust REIT, Inc. ................. 9,476 196,343
Centerspace ...................... 1,301 87,974
Chatham Lodging Trust ............... 4,227 60,066
Community Healthcare Trust, Inc. ........ 3,711 159,128
DiamondRock Hospitality Co. ........... 48,019 462,423
Douglas Emmett, Inc. ................ 25,591 428,649
Easterly Government Properties, Inc. ..... 9,319 151,341
EPR Properties .................... 7,544 320,469
Essential Properties Realty Trust, Inc. ..... 16,484 420,012
Farmland Partners, Inc. .............. 11,351 146,201
First Industrial Realty Trust, Inc. ......... 30,498 1,627,068
Four Corners Property Trust, Inc. ........ 11,022 316,993
Getty Realty Corp. .................. 2,518 91,731
Gladstone Commercial Corp. ........... 4,210 71,528
Gladstone Land Corp. ............... 4,058 79,293
Global Medical REIT, Inc. ............. 8,204 92,131
Global Net Lease, Inc. ............... 8,648 129,288
Independence Realty Trust, Inc. ......... 51,699 973,492
Indus Realty Trust, Inc. ............... 1,192 76,407
Innovative Industrial Properties, Inc. ...... 6,413 575,759
InvenTrust Properties Corp. ............ 8,055 200,328
Kilroy Realty Corp. .................. 9,755 400,345
Kite Realty Group Trust ............... 23,200 503,440

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
LXP Industrial Trust ................. 26,160 $ 302,148
National Storage Affiliates Trust ......... 19,435 792,948
NETSTREIT Corp.
(b)
................. 12,620 254,041
NexPoint Residential Trust, Inc. ......... 2,489 125,694
Orion Office REIT, Inc. ............... 8,671 83,675
Outfront Media, Inc. ................. 17,657 351,374
Pebblebrook Hotel Trust .............. 12,989 213,020
Phillips Edison & Co., Inc. ............. 14,862 498,174
Physicians Realty Trust ............... 25,066 397,547
Plymouth Industrial REIT, Inc. .......... 3,571 79,919
Rayonier, Inc. ..................... 20,936 761,861
Retail Opportunity Investments Corp. ..... 13,818 218,739
RLJ Lodging Trust .................. 24,721 310,743
RPT Realty ....................... 11,454 120,038
Ryman Hospitality Properties, Inc. ....... 12,737 1,183,140
Safehold , Inc. ..................... 5,604 195,916
Saul Centers, Inc. .................. 1,394 59,677
SITE Centers Corp. ................. 15,726 214,660
Spirit Realty Capital, Inc. .............. 11,405 500,451
STAG Industrial, Inc. ................ 24,352 866,931
Sunstone Hotel Investors, Inc. .......... 48,795 536,257
Tanger Factory Outlet Centers, Inc. ....... 13,532 258,596
Terreno Realty Corp. ................ 15,461 996,152
UMH Properties, Inc. ................ 4,563 81,769
Urban Edge Properties ............... 14,355 226,091
Urstadt Biddle Properties, Inc., Class A .... 2,849 53,504
Whitestone REIT ................... 4,117 42,858
Xenia Hotels & Resorts, Inc. ........... 26,440 393,956
20,559,592
Food & Staples Retailing — 0.3%
Chefs' Warehouse, Inc. (The)
(a)
......... 3,233 123,598
Grocery Outlet Holding Corp.
(a)
.......... 13,718 416,890
Ingles Markets, Inc., Class A ........... 1,762 167,390
PriceSmart , Inc. .................... 2,089 155,234
SpartanNash Co. ................... 3,306 104,734
Weis Markets, Inc. .................. 1,339 115,609
1,083,455
Food Products — 1.6%
Benson Hill, Inc.
(a)
.................. 29,723 79,658
Beyond Meat, Inc.
(a)(b)
................ 13,824 227,128
Calavo Growers, Inc. ................ 1,933 61,953
Cal-Maine Foods, Inc. ................ 4,870 278,661
Fresh Del Monte Produce, Inc. .......... 2,671 76,391
Freshpet , Inc.
(a)(b)
................... 11,080 701,696
Hostess Brands, Inc.
(a)
............... 30,847 713,491
Ingredion, Inc. ..................... 7,185 738,618
J & J Snack Foods Corp. .............. 2,090 299,497
John B Sanfilippo & Son, Inc. ........... 852 72,002
Lancaster Colony Corp. .............. 4,577 878,372
Mission Produce, Inc.
(a)
............... 4,529 56,431
Post Holdings, Inc.
(a)(b)
................ 6,860 651,357
Seaboard Corp. .................... 32 125,456
Simply Good Foods Co. (The)
(a)
......... 19,353 702,514
Sovos Brands, Inc.
(a)
................. 5,307 71,963
Tattooed Chef, Inc.
(a)(b)
............... 3,448 5,241
Tootsie Roll Industries, Inc. ............ 4,072 182,141
TreeHouse Foods, Inc.
(a)(b)
............. 11,612 562,369
Utz Brands, Inc., Class A .............. 6,627 110,406
Vital Farms, Inc.
(a)
.................. 6,138 107,906
Westrock Coffee Co., NVS
(a)(b)
.......... 2,619 34,283
6,737,534
Security
Shares
Shares Value
Gas Utilities — 0.3%
Chesapeake Utilities Corp. ............ 1,917 $ 241,695
New Jersey Resources Corp. ........... 10,393 518,819
South Jersey Industries, Inc. ........... 11,885 428,930
1,189,444
Health Care Equipment & Supplies — 5.9%
Alphatec Holdings, Inc.
(a)
.............. 16,321 212,499
AngioDynamics , Inc.
(a)
............... 5,591 72,795
AtriCure , Inc.
(a)
.................... 10,790 466,991
Atrion Corp. ...................... 314 215,812
Avanos Medical, Inc.
(a)
............... 4,011 122,897
Axonics , Inc.
(a)
..................... 11,392 699,469
Bioventus , Inc., Class A
(a)
............. 3,167 6,207
Butterfly Network, Inc., Class A
(a)(b)
....... 32,776 90,134
Cardiovascular Systems, Inc.
(a)
.......... 9,598 133,796
Cerus Corp.
(a)
..................... 40,548 127,321
CONMED Corp.
(b)
.................. 4,784 458,116
Cue Health, Inc.
(a)
.................. 10,410 27,274
Cutera , Inc.
(a)
..................... 4,082 142,176
Enovis Corp.
(a)(b)
.................... 5,987 376,882
Envista Holdings Corp.
(a)
.............. 19,333 753,794
Establishment Labs Holdings, Inc.
(a)(b)
..... 5,092 346,460
Figs, Inc., Class A
(a)
................. 29,103 260,472
Glaukos Corp.
(a)
.................... 11,033 541,169
Globus Medical, Inc., Class A
(a)(b)
........ 17,825 1,345,787
Haemonetics Corp.
(a)
................ 11,693 989,228
Heska Corp.
(a)
..................... 2,343 209,558
ICU Medical, Inc.
(a)(b)
................. 2,985 576,791
Inari Medical, Inc.
(a)
................. 11,116 634,168
Inspire Medical Systems, Inc.
(a)
......... 6,663 1,686,139
Integer Holdings Corp.
(a)(b)
............. 4,025 264,885
Integra LifeSciences Holdings Corp.
(a)
..... 10,386 595,118
iRhythm Technologies, Inc.
(a)(b)
.......... 6,953 683,480
Lantheus Holdings, Inc.
(a)
............. 15,862 912,065
LeMaitre Vascular, Inc. ............... 4,438 209,385
LivaNova plc
(a)
..................... 12,310 691,822
Masimo Corp.
(a)
.................... 7,037 1,196,853
Meridian Bioscience, Inc.
(a)
............ 10,042 341,127
Merit Medical Systems, Inc.
(a)
........... 13,152 938,395
Mesa Laboratories, Inc. .............. 1,154 224,499
Neogen Corp.
(a)
.................... 29,053 622,025
Nevro Corp.
(a)
..................... 5,129 188,337
NuVasive , Inc.
(a)
.................... 6,878 313,637
Omnicell , Inc.
(a)(b)
................... 10,257 568,956
OrthoPediatrics Corp.
(a)
............... 3,718 175,229
Outset Medical, Inc.
(a)(b)
............... 6,786 190,822
Paragon 28, Inc.
(a)
.................. 5,917 99,701
Penumbra, Inc.
(a)
................... 8,759 2,193,341
PROCEPT BioRobotics Corp.
(a)
......... 7,514 292,219
Pulmonx Corp.
(a)
................... 8,722 77,538
Senseonics Holdings, Inc.
(a)(b)
........... 108,305 122,385
SI-BONE, Inc.
(a)
.................... 6,927 117,967
Silk Road Medical, Inc.
(a)(b)
............. 8,815 479,183
STAAR Surgical Co.
(a)(b)
............... 11,112 783,952
Surmodics , Inc.
(a)
................... 3,279 92,173
Tandem Diabetes Care, Inc.
(a)(b)
......... 14,849 604,948
TransMedics Group, Inc.
(a)
............. 7,383 465,277
Treace Medical Concepts, Inc.
(a)(b)
........ 7,261 167,656
UFP Technologies, Inc.
(a)
.............. 1,583 180,035
Varex Imaging Corp.
(a)
............... 3,626 77,923
ViewRay , Inc.
(a)
.................... 33,046 151,681
24,518,549

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services — 2.6%
23andMe Holding Co., Class A
(a)(b)
....... 41,327 $ 103,318
Accolade, Inc.
(a)
.................... 5,681 66,297
Addus HomeCare Corp.
(a)
............. 3,722 400,189
Agiliti , Inc.
(a)(b)
..................... 7,612 140,441
Amedisys , Inc.
(a)
................... 3,263 315,402
AMN Healthcare Services, Inc.
(a)
......... 4,835 463,386
Apollo Medical Holdings, Inc.
(a)
.......... 9,232 329,029
Cano Health, Inc., Class A
(a)
............ 19,458 26,852
CareMax , Inc.
(a)(b)
................... 8,090 37,942
Castle Biosciences, Inc.
(a)(b)
............ 5,668 153,489
CorVel Corp.
(a)
..................... 2,105 375,027
Cross Country Healthcare, Inc.
(a)
........ 3,188 88,467
DocGo , Inc.
(a)
..................... 19,137 191,370
Ensign Group, Inc. (The) .............. 12,805 1,194,066
GeneDx Holdings Corp.
(a)
............. 26,011 11,050
Guardant Health, Inc.
(a)
............... 23,630 742,691
HealthEquity , Inc.
(a)(b)
................ 19,465 1,184,445
Hims & Hers Health, Inc.
(a)
............. 18,582 153,859
Innovage Holding Corp.
(a)
............. 4,403 32,978
LifeStance Health Group, Inc.
(a)
......... 21,412 113,055
ModivCare , Inc.
(a)
................... 1,441 154,562
National Research Corp. .............. 3,272 151,886
Oak Street Health, Inc.
(a)(b)
............. 26,875 780,988
Option Care Health, Inc.
(a)
............. 35,702 1,030,717
Premier, Inc., Class A ................ 10,276 342,807
Privia Health Group, Inc.
(a)(b)
............ 7,305 197,527
Progyny , Inc.
(a)(b)
................... 17,303 595,050
RadNet , Inc.
(a)
..................... 11,179 235,318
Select Medical Holdings Corp.
(b)
......... 10,009 290,962
Signify Health, Inc., Class A
(a)
........... 16,115 458,633
Surgery Partners, Inc.
(a)
.............. 8,089 268,555
US Physical Therapy, Inc.
(b)
............ 3,027 300,127
10,930,485
Health Care Technology — 1.0%
American Well Corp., Class A
(a)
......... 19,739 78,364
Certara , Inc.
(a)
..................... 24,418 473,709
Computer Programs & Systems, Inc.
(a)
..... 1,567 46,038
Definitive Healthcare Corp.
(a)(b)
.......... 8,680 107,458
Doximity , Inc., Class A
(a)(b)
............. 26,241 925,520
Evolent Health, Inc., Class A
(a)(b)
......... 21,225 683,869
GoodRx Holdings, Inc., Class A
(a)(b)
....... 17,029 95,192
HealthStream , Inc.
(a)
................. 5,642 136,424
NextGen Healthcare, Inc.
(a)
............ 6,481 123,269
Pear Therapeutics, Inc.
(a)
.............. 10,128 11,040
Phreesia , Inc.
(a)
.................... 12,189 456,966
Schrodinger, Inc.
(a)
.................. 12,296 297,317
Sharecare , Inc.
(a)
................... 30,211 76,736
Simulations Plus, Inc. ................ 3,663 150,696
Teladoc Health, Inc.
(a)(b)
............... 17,509 514,765
4,177,363
Hotels, Restaurants & Leisure — 3.3%
Bally's Corp.
(a)
..................... 6,370 126,572
BJ's Restaurants, Inc.
(a)
............... 5,477 172,909
Bloomin ' Brands, Inc. ................ 7,530 182,602
Bowlero Corp.
(a)
.................... 7,781 106,989
Boyd Gaming Corp. ................. 10,957 682,731
Chuy's Holdings, Inc.
(a)
............... 2,778 95,091
Dave & Buster's Entertainment, Inc.
(a)
..... 5,924 256,805
Denny's Corp.
(a)
.................... 6,337 76,171
DraftKings , Inc., Class A
(a)
............. 103,517 1,551,720
Dutch Bros, Inc., Class A
(a)(b)
........... 6,778 258,310
Everi Holdings, Inc.
(a)
................ 20,724 359,976
First Watch Restaurant Group, Inc.
(a)
...... 2,496 40,435
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations, Inc.
(a)
.......... 7,029 $ 332,893
Hyatt Hotels Corp., Class A
(a)
........... 11,103 1,211,559
Krispy Kreme, Inc. .................. 15,282 186,440
Kura Sushi USA, Inc., Class A
(a)
......... 855 53,130
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 7,794 92,749
Marriott Vacations Worldwide Corp. ....... 3,659 585,586
Monarch Casino & Resort, Inc.
(a)
......... 3,052 233,844
Papa John's International, Inc. .......... 4,005 359,208
Planet Fitness, Inc., Class A
(a)
.......... 19,238 1,628,497
Portillo's, Inc., Class A
(a)(b)
............. 4,795 108,175
RCI Hospitality Holdings, Inc. ........... 1,949 176,950
Red Rock Resorts, Inc., Class A ......... 5,156 232,072
Ruth's Hospitality Group, Inc. ........... 4,516 78,172
SeaWorld Entertainment, Inc.
(a)
......... 4,920 306,959
Shake Shack, Inc., Class A
(a)
........... 8,649 491,955
Sonder Holdings, Inc.
(a)
............... 31,469 42,168
Sweetgreen , Inc., Class A
(a)
............ 17,170 178,053
Target Hospitality Corp.
(a)
............. 3,650 56,046
Texas Roadhouse, Inc. ............... 15,448 1,551,443
Wendy's Co. (The) .................. 23,618 526,681
Wingstop , Inc.
(b)
.................... 6,908 1,094,711
Xponential Fitness, Inc., Class A
(a)
....... 4,188 115,086
13,552,688
Household Durables — 1.5%
Cavco Industries, Inc.
(a)
............... 1,209 321,715
Century Communities, Inc. ............ 3,393 207,652
Cricut , Inc., Class A
(b)
................ 6,139 60,101
Installed Building Products, Inc. ......... 5,409 595,477
Legacy Housing Corp.
(a)(b)
............. 1,268 25,385
Leggett & Platt, Inc. ................. 11,424 417,662
MDC Holdings, Inc. ................. 4,705 177,661
Skyline Champion Corp.
(a)
............. 12,175 717,716
Snap One Holdings Corp.
(a)(b)
........... 2,480 23,783
Sonos , Inc.
(a)
...................... 13,735 253,274
Taylor Morrison Home Corp.
(a)
.......... 9,663 345,935
Tempur Sealy International, Inc. ......... 15,472 630,484
Toll Brothers, Inc. ................... 9,882 587,880
TopBuild Corp.
(a)
................... 7,377 1,475,843
Tri Pointe Homes, Inc.
(a)
.............. 9,093 200,864
Vizio Holding Corp., Class A
(a)(b)
......... 12,990 113,792
6,155,224
Household Products — 0.3%
Energizer Holdings, Inc. .............. 10,032 372,187
Spectrum Brands Holdings, Inc. ......... 9,368 635,900
WD-40 Co. ....................... 2,049 357,632
1,365,719
Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc.
(a)
.................. 8,558 68,635
Clearway Energy, Inc., Class A .......... 3,555 113,938
Clearway Energy, Inc., Class C ......... 8,273 279,545
Montauk Renewables, Inc.
(a)
........... 14,587 162,062
Ormat Technologies, Inc.
(b)
............ 11,306 1,046,370
Sunnova Energy International, Inc.
(a)(b)
..... 22,830 444,728
2,115,278
Insurance — 1.8%
Bright Health Group, Inc.
(a)
............. 24,585 21,799
BRP Group, Inc., Class A
(a)
............ 14,149 405,369
First American Financial Corp. .......... 8,576 530,597
Goosehead Insurance, Inc., Class A
(a)
..... 4,896 191,189
Hagerty , Inc., Class A
(a)(b)
.............. 3,856 37,056
Hippo Holdings, Inc.
(a)(b)
............... 3,478 58,361
Lemonade, Inc.
(a)
................... 5,242 85,340

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Oscar Health, Inc., Class A
(a)(b)
.......... 12,821 $ 49,233
Palomar Holdings, Inc.
(a)
.............. 5,860 299,504
Primerica, Inc. ..................... 5,175 837,056
RenaissanceRe Holdings Ltd. .......... 10,085 1,973,534
RLI Corp. ........................ 9,327 1,235,361
Ryan Specialty Holdings, Inc.
(a)(b)
........ 19,158 816,514
Selective Insurance Group, Inc. ......... 4,954 470,630
Trupanion , Inc.
(a)
................... 8,158 481,485
7,493,028
Interactive Media & Services — 0.9%
Bumble, Inc., Class A
(a)(b)
.............. 18,297 471,148
Cargurus , Inc.
(a)(b)
................... 21,695 382,917
Eventbrite, Inc., Class A
(a)
............. 11,253 100,039
fuboTV , Inc.
(a)(b)
.................... 22,918 58,899
Nextdoor Holdings, Inc.
(a)(b)
............ 30,056 73,938
QuinStreet , Inc.
(a)
................... 11,560 177,215
Rumble, Inc.
(a)(b)
.................... 18,373 184,649
Shutterstock , Inc. ................... 5,564 418,802
TripAdvisor, Inc.
(a)
.................. 24,202 563,907
Vimeo, Inc.
(a)
...................... 21,755 98,768
Yelp, Inc.
(a)
....................... 11,071 348,847
Ziff Davis, Inc.
(a)
.................... 5,247 469,501
ZipRecruiter, Inc., Class A
(a)
............ 12,022 236,112
3,584,742
Internet & Direct Marketing Retail — 0.3%
Chewy, Inc., Class A
(a)(b)
.............. 21,349 961,986
Overstock.com, Inc.
(a)(b)
............... 10,575 256,021
PetMed Express, Inc. ................ 2,466 52,969
Revolve Group, Inc., Class A
(a)(b)
......... 5,998 171,183
1,442,159
IT Services — 2.4%
Affirm Holdings, Inc.
(a)(b)
............... 31,650 512,413
AvidXchange Holdings, Inc.
(a)
........... 30,876 343,341
BigCommerce Holdings, Inc.
(a)
.......... 13,989 171,505
Cass Information Systems, Inc. ......... 1,497 72,694
Cerberus Cyber Sentinel Corp.
(a)(b)
....... 12,232 17,492
CSG Systems International, Inc. ......... 2,995 178,712
DigitalOcean Holdings, Inc.
(a)(b)
.......... 14,060 412,661
Edgio , Inc.
(a)(b)
..................... 29,198 45,841
Euronet Worldwide, Inc.
(a)(b)
............ 6,856 772,534
EVERTEC, Inc. .................... 7,513 277,530
Evo Payments, Inc., Class A
(a)
.......... 11,173 378,429
ExlService Holdings, Inc.
(a)
............ 7,626 1,300,996
Fastly , Inc., Class A
(a)
................ 25,625 265,219
Flywire Corp.
(a)
.................... 14,519 391,577
Grid Dynamics Holdings, Inc.
(a)
.......... 11,851 148,375
Hackett Group, Inc. (The) ............. 5,290 116,909
I3 Verticals, Inc., Class A
(a)
............. 5,128 148,302
International Money Express, Inc.
(a)
....... 7,581 172,544
Marqeta , Inc., Class A
(a)
.............. 101,820 675,067
Maximus, Inc. ..................... 5,142 384,879
Paya Holdings, Inc., Class A
(a)
.......... 20,236 196,694
Perficient , Inc.
(a)
.................... 7,996 592,823
Remitly Global, Inc.
(a)
................ 22,243 268,251
Repay Holdings Corp.
(a)
.............. 9,923 96,650
Shift4 Payments, Inc., Class A
(a)(b)
........ 12,225 782,889
Squarespace, Inc., Class A
(a)
........... 9,473 224,700
TaskUS , Inc., Class A
(a)(b)
.............. 5,930 110,594
Thoughtworks Holding, Inc.
(a)(b)
.......... 14,939 161,341
TTEC Holdings, Inc. ................. 2,451 124,609
Tucows , Inc., Class A
(a)(b)
.............. 2,225 73,803
Security
Shares
Shares Value
IT Services (continued)
Verra Mobility Corp.
(a)(b)
............... 32,212 $ 497,031
9,916,405
Leisure Products — 0.7%
Acushnet Holdings Corp.
(b)
............ 3,218 151,085
Clarus Corp. ...................... 6,636 66,692
Peloton Interactive, Inc., Class A
(a)
....... 46,658 603,288
Polaris, Inc. ....................... 4,822 553,758
Topgolf Callaway Brands Corp.
(a)(b)
....... 31,884 780,839
YETI Holdings, Inc.
(a)
................ 12,939 579,150
2,734,812
Life Sciences Tools & Services — 1.2%
(a)
10X Genomics, Inc., Class A ........... 22,047 1,032,461
AbCellera Biologics, Inc. .............. 30,911 325,493
Adaptive Biotechnologies Corp. ......... 12,817 118,813
Azenta , Inc. ...................... 17,271 965,449
BioLife Solutions, Inc. ................ 4,621 108,316
Bionano Genomics, Inc.
(b)
............. 67,582 122,323
CryoPort , Inc.
(b)
.................... 5,723 130,656
Medpace Holdings, Inc. .............. 5,810 1,284,417
NanoString Technologies, Inc. .......... 4,515 47,769
Pacific Biosciences of California, Inc. ..... 35,009 388,250
Quanterix Corp. .................... 3,075 43,450
Seer, Inc.
(b)
....................... 4,621 21,025
SomaLogic , Inc. .................... 35,133 122,263
Sotera Health Co.
(b)
................. 11,820 203,777
4,914,462
Machinery — 4.2%
Alamo Group, Inc. .................. 1,386 216,867
Albany International Corp., Class A ....... 7,165 803,555
Altra Industrial Motion Corp. ........... 9,815 599,402
Barnes Group, Inc. .................. 4,182 185,095
CIRCOR International, Inc.
(a)
........... 2,099 58,037
Columbus McKinnon Corp. ............ 2,551 91,708
Crane Holdings Co. ................. 5,121 593,575
Desktop Metal, Inc., Class A
(a)(b)
......... 53,134 89,265
Donaldson Co., Inc. ................. 17,484 1,090,127
Energy Recovery, Inc.
(a)
.............. 12,998 287,646
Enerpac Tool Group Corp. ............. 13,111 347,966
EnPro Industries, Inc. ................ 4,782 578,957
Evoqua Water Technologies Corp.
(a)
...... 28,047 1,360,560
Federal Signal Corp. ................ 13,960 743,370
Flowserve Corp. ................... 13,029 448,458
Franklin Electric Co., Inc. ............. 8,975 810,442
Gorman-Rupp Co. (The) .............. 3,166 90,959
Helios Technologies, Inc. .............. 7,477 493,482
Hillenbrand, Inc. ................... 6,311 295,733
Hyzon Motors, Inc.
(a)(b)
................ 19,012 40,496
ITT, Inc. ......................... 12,918 1,183,160
John Bean Technologies Corp. .......... 7,347 820,880
Kadant , Inc. ...................... 1,836 374,122
Lindsay Corp.
(b)
.................... 2,549 399,224
Markforged Holding Corp.
(a)(b)
........... 20,650 27,671
Microvast Holdings, Inc.
(a)
............. 43,256 70,507
Mueller Industries, Inc. ............... 7,933 520,008
Mueller Water Products, Inc., Class A ..... 18,312 231,647
Nikola Corp.
(a)(b)
.................... 53,650 145,392
Omega Flex, Inc. ................... 707 75,154
Oshkosh Corp. .................... 6,892 694,576
Proterra , Inc.
(a)(b)
................... 44,986 229,429
Proto Labs, Inc.
(a)
................... 6,245 191,097
Shyft Group, Inc. (The) ............... 7,402 246,413
SPX Technologies, Inc.
(a)(b)
............. 10,393 779,579
Standex International Corp. ............ 1,697 196,122

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Symbotic , Inc.
(a)(b)
................... 2,401 $ 37,576
Terex Corp. ....................... 8,481 432,277
Titan International, Inc.
(a)
.............. 7,085 118,249
Trinity Industries, Inc. ................ 18,801 540,905
Velo3D, Inc.
(a)(b)
.................... 14,405 34,572
Wabash National Corp. ............... 5,770 148,635
Watts Water Technologies, Inc., Class A
(b)
.. 4,159 680,080
17,402,975
Marine — 0.1%
Eagle Bulk Shipping, Inc. ............. 1,039 59,514
Matson, Inc. ...................... 3,681 243,388
302,902
Media — 0.8%
Boston Omaha Corp., Class A
(a)
......... 4,474 118,337
Cable One, Inc. .................... 474 374,403
EW Scripps Co. (The), Class A, NVS
(a)
.... 6,381 95,396
Gray Television, Inc. ................. 9,634 124,857
Innovid Corp.
(a)
.................... 16,927 38,086
Integral Ad Science Holding Corp.
(a)
...... 8,489 87,267
Magnite , Inc.
(a)(b)
.................... 16,065 194,065
New York Times Co. (The), Class A ....... 25,454 886,817
PubMatic, Inc., Class A
(a)(b)
............. 9,866 151,246
Scholastic Corp., NVS ............... 3,213 142,143
TechTarget , Inc.
(a)(b)
................. 6,239 309,018
TEGNA, Inc. ...................... 25,558 509,371
WideOpenWest , Inc.
(a)
............... 6,786 77,971
3,108,977
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc. ...... 2,282 367,242
Arconic Corp.
(a)
.................... 8,212 193,064
ATI, Inc.
(a)
........................ 19,165 697,414
Carpenter Technology Corp. ........... 6,790 327,889
Century Aluminum Co.
(a)
.............. 11,669 131,160
Compass Minerals International, Inc. ...... 7,879 367,634
Haynes International, Inc. ............. 1,873 104,307
Hecla Mining Co.
(b)
.................. 50,865 313,837
Ivanhoe Electric, Inc.
(a)
............... 3,314 43,911
Kaiser Aluminum Corp. ............... 1,596 139,682
Materion Corp. .................... 4,747 428,417
MP Materials Corp., Class A
(a)(b)
......... 21,292 692,203
Piedmont Lithium, Inc.
(a)(b)
............. 3,750 257,400
Ramaco Resources, Inc. .............. 2,866 29,893
Royal Gold, Inc. .................... 15,139 1,923,107
6,017,160
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ellington Financial, Inc. ............... 6,528 89,629
Granite Point Mortgage Trust, Inc. ....... 4,042 27,001
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 10,766 397,373
Two Harbors Investment Corp. .......... 8,774 157,406
671,409
Multiline Retail — 0.1%
Franchise Group, Inc. ................ 2,192 67,711
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 7,335 401,664
469,375
Oil, Gas & Consumable Fuels — 1.6%
Arch Resources, Inc. ................ 2,731 404,243
Callon Petroleum Co.
(a)
............... 4,369 185,901
Chord Energy Corp. ................. 3,978 570,167
Clean Energy Fuels Corp.
(a)
............ 40,426 228,811
CNX Resources Corp.
(a)(b)
............. 23,791 398,023
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc. ............. 8,132 $ 98,804
CONSOL Energy, Inc. ................ 4,653 269,083
Denbury, Inc.
(a)
.................... 11,491 997,189
Earthstone Energy, Inc., Class A
(a)(b)
...... 4,446 61,799
Enviva , Inc. ....................... 7,100 322,908
Excelerate Energy, Inc., Class A ......... 4,100 95,530
Gevo , Inc.
(a)(b)
..................... 27,539 58,383
Green Plains, Inc.
(a)
................. 7,892 274,405
HighPeak Energy, Inc.
(b)
.............. 1,900 53,124
International Seaways, Inc. ............ 5,859 227,563
Kinetik Holdings, Inc., Class A .......... 4,755 148,784
Magnolia Oil & Gas Corp., Class A ....... 16,364 386,354
NextDecade Corp.
(a)(b)
................ 6,461 38,701
Northern Oil & Gas, Inc. .............. 7,353 246,473
Permian Resources Corp. ............. 23,896 259,749
Ranger Oil Corp. ................... 2,511 105,462
REX American Resources Corp.
(a)
....... 1,687 55,199
Riley Exploration Permian, Inc. .......... 566 18,785
SM Energy Co. .................... 17,218 565,956
Tellurian, Inc.
(a)(b)
................... 62,741 124,855
Uranium Energy Corp.
(a)(b)
............. 84,118 338,995
Vertex Energy, Inc.
(a)(b)
............... 13,867 100,952
6,636,198
Paper & Forest Products — 0.0%
Mercer International, Inc. .............. 4,213 53,631
Personal Products — 0.6%
Beauty Health Co. (The), Class A
(a)(b)
...... 23,000 262,200
BellRing Brands, Inc.
(a)
............... 16,290 461,984
Coty, Inc., Class A
(a)
................. 43,635 434,605
elf Beauty, Inc.
(a)
................... 11,587 666,832
Inter Parfums , Inc. .................. 4,125 487,657
Medifast , Inc. ..................... 1,451 161,714
Olaplex Holdings, Inc.
(a)(b)
............. 11,290 71,240
USANA Health Sciences, Inc.
(a)
......... 1,272 74,336
Veru , Inc.
(a)(b)
...................... 11,720 67,507
2,688,075
Pharmaceuticals — 1.4%
Aclaris Therapeutics, Inc.
(a)
............ 11,784 199,150
Amphastar Pharmaceuticals, Inc.
(a)
....... 8,648 261,688
ANI Pharmaceuticals, Inc.
(a)
............ 2,772 123,992
Arvinas , Inc.
(a)
..................... 11,251 368,695
Atea Pharmaceuticals, Inc.
(a)
........... 10,221 47,323
Axsome Therapeutics, Inc.
(a)(b)
.......... 4,965 372,375
Cara Therapeutics, Inc.
(a)
............. 5,194 60,666
Cassava Sciences, Inc.
(a)(b)
............ 8,666 242,648
Corcept Therapeutics, Inc.
(a)
........... 12,260 280,264
Esperion Therapeutics, Inc.
(a)
........... 6,768 43,044
Evolus , Inc.
(a)
..................... 8,759 91,006
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 6,821 328,568
Intra-Cellular Therapies, Inc.
(a)(b)
......... 20,279 971,770
Ligand Pharmaceuticals, Inc.
(a)
.......... 2,494 173,832
NGM Biopharmaceuticals, Inc.
(a)
......... 3,758 19,692
OmniAb , Inc., NVS
(a)(d)
............... 1,386 —
Pacira BioSciences , Inc.
(a)
............. 10,615 416,851
Phathom Pharmaceuticals, Inc.
(a)
........ 2,334 27,845
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 6,438 278,958
Revance Therapeutics, Inc.
(a)
........... 19,048 660,585
Scilex Holding Co.
(a)
................. 15,053 115,468
SIGA Technologies, Inc. .............. 9,050 66,336
Supernus Pharmaceuticals, Inc.
(a)
........ 4,630 189,876
Theravance Biopharma, Inc.
(a)
.......... 13,394 144,789
Tilray Brands, Inc., Class 2
(a)(b)
.......... 141,949 459,915

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
WaVe Life Sciences Ltd.
(a)
............. 6,793 $ 33,489
5,978,825
Professional Services — 2.3%
Alight, Inc., Class A
(a)(b)
............... 32,724 307,278
ASGN, Inc.
(a)
...................... 6,368 579,170
Barrett Business Services, Inc. .......... 905 89,939
CACI International, Inc., Class A
(a)
....... 1,864 574,280
CBIZ, Inc.
(a)
....................... 11,730 558,231
CRA International, Inc. ............... 1,649 195,967
Dun & Bradstreet Holdings, Inc. ......... 18,944 277,530
Exponent, Inc. ..................... 11,687 1,198,385
First Advantage Corp.
(a)
............... 6,593 91,511
FiscalNote Holdings, Inc.
(a)(b)
........... 16,414 57,449
Forrester Research, Inc.
(a)
............. 2,702 100,136
Franklin Covey Co.
(a)
................ 2,783 129,131
FTI Consulting, Inc.
(a)(b)
............... 7,926 1,264,355
Heidrick & Struggles International, Inc. .... 1,795 55,214
HireRight Holdings Corp.
(a)
............ 2,541 29,069
Huron Consulting Group, Inc.
(a)
.......... 4,596 312,712
ICF International, Inc. ................ 3,922 400,789
Insperity , Inc. ...................... 8,228 909,605
KBR, Inc. ........................ 14,257 730,386
Kforce , Inc. ....................... 4,485 251,743
Korn Ferry ....................... 7,176 387,432
Legalzoom.com, Inc.
(a)
............... 21,593 183,109
NV5 Global, Inc.
(a)
.................. 2,889 385,075
Planet Labs PBC
(a)
.................. 43,908 217,345
Resources Connection, Inc. ............ 3,247 56,076
Sterling Check Corp.
(a)(b)
.............. 5,315 74,144
Upwork , Inc.
(a)
..................... 17,714 229,573
9,645,634
Real Estate Management & Development — 0.4%
DigitalBridge Group, Inc. .............. 20,042 296,622
eXp World Holdings, Inc. .............. 16,792 261,787
Forestar Group, Inc.
(a)(b)
............... 1,445 21,502
FRP Holdings, Inc.
(a)
................. 1,005 56,451
Howard Hughes Corp. (The)
(a)
.......... 5,103 436,255
Marcus & Millichap, Inc. .............. 2,469 89,476
St. Joe Co. (The) ................... 7,820 368,322
1,530,415
Road & Rail — 1.1%
ArcBest Corp. ..................... 3,023 252,269
Landstar System, Inc. ................ 4,071 703,591
Lyft, Inc., Class A
(a)(b)
................. 72,270 1,174,388
Marten Transport Ltd. ................ 8,103 178,995
PAM Transportation Services, Inc.
(a)
...... 982 28,429
Ryder System, Inc. .................. 5,293 499,712
Saia, Inc.
(a)(b)
...................... 6,109 1,666,413
TuSimple Holdings, Inc., Class A
(a)(b)
...... 32,240 67,704
4,571,501
Semiconductors & Semiconductor Equipment — 4.2%
Allegro MicroSystems , Inc.
(a)(b)
.......... 15,004 572,703
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,459 81,049
Ambarella , Inc.
(a)
................... 8,422 756,633
Amkor Technology, Inc. ............... 11,054 323,440
Axcelis Technologies, Inc.
(a)
............ 7,576 832,981
CEVA, Inc.
(a)
...................... 5,301 175,569
Cirrus Logic, Inc.
(a)(b)
................. 4,804 434,234
Cohu , Inc.
(a)
...................... 11,021 397,638
Credo Technology Group Holding Ltd.
(a)(b)
... 20,974 363,479
Diodes, Inc.
(a)
..................... 6,816 607,919
FormFactor , Inc.
(a)
.................. 17,694 497,909
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Impinj , Inc.
(a)
...................... 4,901 $ 636,052
indie Semiconductor, Inc., Class A
(a)
...... 15,193 121,088
Kulicke & Soffa Industries, Inc. .......... 13,415 685,507
Lattice Semiconductor Corp.
(a)
.......... 31,610 2,395,722
MACOM Technology Solutions Holdings, Inc.
(a)
11,811 791,573
Magnachip Semiconductor Corp.
(a)(b)
...... 6,137 65,052
MaxLinear , Inc.
(a)
................... 11,073 456,208
MKS Instruments, Inc.
(b)
.............. 6,963 712,454
Navitas Semiconductor Corp.
(a)(b)
........ 17,457 86,587
Onto Innovation, Inc.
(a)
............... 6,445 506,899
PDF Solutions, Inc.
(a)
................ 6,827 216,962
Power Integrations, Inc.
(b)
............. 8,934 769,128
Rambus, Inc.
(a)
.................... 24,808 1,003,980
Semtech Corp.
(a)
................... 7,915 261,432
Silicon Laboratories, Inc.
(a)
............. 7,687 1,206,167
SiTime Corp.
(a)
..................... 3,719 428,540
Synaptics , Inc.
(a)
................... 3,333 416,725
Ultra Clean Holdings, Inc.
(a)
............ 3,835 129,048
Universal Display Corp. .............. 10,029 1,329,143
17,261,821
Software — 10.5%
A10 Networks, Inc. .................. 14,866 230,126
ACI Worldwide, Inc.
(a)
................ 25,891 723,136
Agilysys , Inc.
(a)
.................... 4,565 381,451
Alarm.com Holdings, Inc.
(a)
............ 11,527 617,847
Alkami Technology, Inc.
(a)
............. 8,303 135,920
Altair Engineering, Inc., Class A
(a)(b)
....... 12,080 641,448
Alteryx , Inc., Class A
(a)
............... 9,451 524,436
American Software, Inc., Class A ........ 7,422 112,889
Amplitude, Inc., Class A
(a)
............. 12,271 176,457
Appfolio , Inc., Class A
(a)
.............. 4,332 486,614
Appian Corp., Class A
(a)
.............. 9,457 391,189
AppLovin Corp., Class A
(a)
............. 28,537 362,420
Asana, Inc., Class A
(a)
................ 17,279 267,825
AvePoint , Inc.
(a)
.................... 19,835 88,662
Blackbaud , Inc.
(a)
................... 5,393 335,499
Blackline, Inc.
(a)(b)
................... 12,535 900,013
Blend Labs, Inc., Class A
(a)
............ 37,941 62,982
Box, Inc., Class A
(a)(b)
................ 32,873 1,051,607
Braze, Inc., Class A
(a)
................ 7,461 238,752
C3.ai, Inc., Class A
(a)
................ 19,412 385,328
CCC Intelligent Solutions Holdings, Inc.
(a)
... 16,244 150,257
Clear Secure, Inc., Class A ............ 17,249 541,446
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
12,171 238,308
CommVault Systems, Inc.
(a)
............ 6,281 390,867
Confluent, Inc., Class A
(a)(b)
............ 35,455 819,011
Couchbase , Inc.
(a)
.................. 5,656 83,652
Coupa Software, Inc.
(a)
............... 17,520 1,400,198
CS Disco, Inc.
(a)
.................... 3,963 32,933
Cvent Holding Corp.
(a)
................ 14,668 118,371
Digital Turbine, Inc.
(a)
................ 9,664 167,767
Dolby Laboratories, Inc., Class A ........ 14,307 1,138,265
Domo, Inc., Class B
(a)
................ 7,098 110,090
DoubleVerify Holdings, Inc.
(a)(b)
.......... 17,172 466,907
Dropbox, Inc., Class A
(a)
.............. 33,054 767,844
Duck Creek Technologies, Inc.
(a)
......... 17,508 331,426
E2open Parent Holdings, Inc., Class A
(a)
... 39,454 272,233
Elastic NV
(a)
...................... 17,762 1,045,116
Enfusion , Inc., Class A
(a)
.............. 2,966 35,236
EngageSmart , Inc.
(a)
................. 6,808 134,118
Envestnet , Inc.
(a)
................... 11,147 724,555
Everbridge , Inc.
(a)
................... 9,302 297,292
EverCommerce , Inc.
(a)
............... 6,804 70,285
Expensify, Inc., Class A
(a)(b)
............ 10,146 105,620

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Five9, Inc.
(a)(b)
..................... 16,275 $ 1,282,145
Freshworks , Inc., Class A
(a)(b)
........... 37,013 598,870
Gitlab , Inc., Class A
(a)(b)
............... 13,870 685,317
Guidewire Software, Inc.
(a)
............. 7,725 565,779
HashiCorp , Inc., Class A
(a)(b)
............ 17,057 548,894
Informatica , Inc., Class A
(a)(b)
........... 8,789 156,444
Instructure Holdings, Inc.
(a)
............ 3,932 106,282
Intapp , Inc.
(a)(b)
..................... 3,493 101,227
InterDigital , Inc. .................... 6,949 486,083
Jamf Holding Corp.
(a)(b)
............... 10,330 205,257
JFrog Ltd.
(a)(b)
..................... 13,977 359,349
KnowBe4, Inc., Class A
(a)
............. 19,855 494,191
LivePerson , Inc.
(a)(b)
................. 16,035 206,531
LiveRamp Holdings, Inc.
(a)
............. 7,920 211,939
Marathon Digital Holdings, Inc.
(a)(b)
....... 25,504 183,884
Matterport , Inc.
(a)
................... 50,394 177,387
MeridianLink , Inc.
(a)(b)
................ 4,714 74,858
MicroStrategy , Inc., Class A
(a)(b)
.......... 2,171 546,506
Mitek Systems, Inc.
(a)
................ 6,832 67,364
Model N, Inc.
(a)
.................... 7,703 305,501
Momentive Global, Inc.
(a)
.............. 17,615 135,812
N-able, Inc.
(a)
...................... 15,367 157,819
nCino , Inc.
(a)(b)
..................... 17,655 504,933
New Relic, Inc.
(a)
................... 13,402 818,192
Nutanix , Inc., Class A
(a)
............... 33,977 946,939
Olo , Inc., Class A
(a)(b)
................. 24,332 195,143
ON24, Inc.
(a)
...................... 9,991 92,716
OneSpan , Inc.
(a)
.................... 4,507 62,242
PagerDuty , Inc.
(a)
................... 18,650 555,583
Paycor HCM, Inc.
(a)(b)
................ 10,979 275,683
Pegasystems , Inc. .................. 9,487 368,855
PowerSchool Holdings, Inc., Class A
(a)
..... 7,314 164,711
Progress Software Corp. .............. 9,905 525,361
PROS Holdings, Inc.
(a)
............... 4,278 107,806
Q2 Holdings, Inc.
(a)
.................. 13,245 433,376
Qualtrics International, Inc., Class A
(a)
..... 25,494 402,040
Qualys , Inc.
(a)(b)
.................... 7,982 920,804
Rapid7, Inc.
(a)
..................... 13,711 546,658
Rimini Street, Inc.
(a)
................. 6,375 28,687
RingCentral, Inc., Class A
(a)
............ 17,833 696,022
Riot Platforms, Inc.
(a)(b)
............... 23,419 146,837
Samsara, Inc., Class A
(a)(b)
............. 23,155 315,834
SEMrush Holdings, Inc., Class A
(a)
....... 8,085 78,990
SentinelOne , Inc., Class A
(a)(b)
.......... 48,665 734,355
ShotSpotter, Inc.
(a)
.................. 1,986 76,560
Smartsheet , Inc., Class A
(a)
............ 30,120 1,301,485
SolarWinds Corp.
(a)
................. 4,804 48,809
SoundHound AI, Inc., Class A
(a)(b)
........ 27,081 53,891
Sprinklr , Inc., Class A
(a)
............... 13,965 138,812
Sprout Social, Inc., Class A
(a)
........... 10,861 694,778
SPS Commerce, Inc.
(a)(b)
.............. 8,312 1,131,097
Sumo Logic, Inc.
(a)
.................. 24,947 295,123
Telos Corp.
(a)
...................... 12,018 58,287
Tenable Holdings, Inc.
(a)
.............. 25,949 1,043,928
Teradata Corp.
(a)
................... 23,461 818,320
UiPath , Inc., Class A
(a)(b)
.............. 80,804 1,241,149
Varonis Systems, Inc.
(a)
............... 25,460 657,886
Verint Systems, Inc.
(a)
................ 6,229 236,515
Vertex, Inc., Class A
(a)
................ 5,342 72,117
Workiva , Inc.
(a)(b)
................... 10,563 914,016
Yext , Inc.
(a)
....................... 15,041 104,535
ZeroFox Holdings, Inc.
(a)
.............. 6,723 24,337
Zeta Global Holdings Corp., Class A
(a)(b)
.... 28,752 261,068
Security
Shares
Shares Value
Software (continued)
Zuora , Inc., Class A
(a)
................ 28,746 $ 227,668
43,535,985
Specialty Retail — 0.8%
Abercrombie & Fitch Co., Class A
(a)
....... 5,551 160,757
Academy Sports & Outdoors, Inc. ........ 6,788 396,555
Arhaus , Inc.
(a)(b)
.................... 2,299 32,531
Arko Corp. ....................... 17,012 142,731
Asbury Automotive Group, Inc.
(a)
......... 1,923 423,060
Boot Barn Holdings, Inc.
(a)
............. 4,335 361,929
Caleres , Inc. ...................... 3,066 79,777
Camping World Holdings, Inc., Class A
(b)
... 3,937 100,039
EVgo , Inc., Class A
(a)(b)
............... 16,598 114,360
Leslie's, Inc.
(a)(b)
.................... 21,760 337,062
MarineMax , Inc.
(a)
................... 1,950 60,938
Monro , Inc.
(b)
...................... 4,765 242,539
National Vision Holdings, Inc.
(a)(b)
........ 8,682 356,830
Sportsman's Warehouse Holdings, Inc.
(a)
... 4,469 42,143
Warby Parker, Inc., Class A
(a)(b)
.......... 14,341 231,607
Winmark Corp. .................... 640 179,712
Zumiez , Inc.
(a)
..................... 2,048 52,900
3,315,470
Technology Hardware, Storage & Peripherals — 0.2%
(a)
Avid Technology, Inc. ................ 3,772 114,329
Corsair Gaming, Inc.
(b)
............... 5,489 86,342
IonQ , Inc. ........................ 34,840 154,690
Super Micro Computer, Inc. ............ 6,947 502,476
857,837
Textiles, Apparel & Luxury Goods — 0.8%
Carter's, Inc. ...................... 3,160 263,449
Columbia Sportswear Co. ............. 3,648 349,843
Crocs, Inc.
(a)
...................... 6,006 731,350
Oxford Industries, Inc. ............... 1,432 167,859
Skechers USA, Inc., Class A
(a)
.......... 30,972 1,491,302
Steven Madden Ltd. ................. 5,775 207,034
Wolverine World Wide, Inc. ............ 7,753 125,056
3,335,893
Thrifts & Mortgage Finance — 0.4%
Axos Financial, Inc.
(a)
................ 5,760 277,171
Bridgewater Bancshares, Inc.
(a)
......... 2,950 45,902
Columbia Financial, Inc.
(a)(b)
............ 7,900 156,815
Greene County Bancorp, Inc. ........... 802 39,258
Hingham Institution for Savings (The) ..... 169 49,405
Merchants Bancorp ................. 3,774 108,578
Mr Cooper Group, Inc.
(a)
.............. 16,497 758,697
NMI Holdings, Inc., Class A
(a)
........... 9,102 211,440
Southern Missouri Bancorp, Inc. ......... 887 42,949
1,690,215
Tobacco — 0.0%
Turning Point Brands, Inc. ............. 2,310 53,615
Trading Companies & Distributors — 1.7%
Air Lease Corp. .................... 11,576 520,573
Alta Equipment Group, Inc. ............ 2,458 41,663
Applied Industrial Technologies, Inc. ...... 8,884 1,272,278
Beacon Roofing Supply, Inc.
(a)
.......... 6,715 381,949
BlueLinx Holdings, Inc.
(a)
.............. 1,042 90,467
Core & Main, Inc., Class A
(a)(b)
.......... 16,789 370,533
Custom Truck One Source, Inc.
(a)
........ 7,059 49,978
Distribution Solutions Group, Inc.
(a)
....... 991 40,928
DXP Enterprises, Inc.
(a)(b)
.............. 2,048 62,054
GATX Corp. ...................... 3,284 375,854
Global Industrial Co. ................. 2,291 60,230

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
GMS, Inc.
(a)
....................... 4,823 $ 286,100
H&E Equipment Services, Inc. .......... 4,185 212,975
Herc Holdings, Inc. .................. 3,898 605,437
Hudson Technologies, Inc.
(a)
........... 5,571 56,880
McGrath RentCorp .................. 5,618 559,216
Rush Enterprises, Inc., Class A ......... 4,395 236,495
Rush Enterprises, Inc., Class B ......... 756 43,977
SiteOne Landscape Supply, Inc.
(a)(b)
....... 10,402 1,576,007
Titan Machinery, Inc.
(a)
............... 2,150 94,471
Transcat , Inc.
(a)
.................... 1,637 136,722
7,074,787
Water Utilities — 0.4%
American States Water Co. ............ 5,379 506,540
Artesian Resources Corp., Class A, NVS ... 1,085 63,907
California Water Service Group ......... 7,363 450,395
Middlesex Water Co. ................ 2,048 171,745
SJW Group ....................... 6,327 489,773
York Water Co. (The) ................ 2,149 97,672
1,780,032
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
(b)
Gogo , Inc.
(a)
...................... 15,058 $ 252,523
Shenandoah Telecommunications Co. ..... 11,598 226,741
479,264
Total Long-Term Investments — 99.9%
(Cost: $423,430,600) ............................. 414,914,960
Short-Term Securities
Money Market Funds — 17.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(g)
............ 70,805,458 70,847,941
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 958,928 958,928
Total Short-Term Securities — 17.3%
(Cost: $71,753,824) .............................. 71,806,869
Total Investments — 117.2%
(Cost: $495,184,424 ) ............................. 486,721,829
Liabilities in Excess of Other Assets — (17.2)% ........... (71,500,090)
Net Assets — 100.0% ..............................
$ 415,221,739
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 54,627,389 $ 16,182,229
(a)
$ — $ (2,585) $ 40,908 $ 70,847,941 70,805,458 $ 728,372
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 600,000 358,928
(a)
— — — 958,928 958,928 12,727 —
$ (2,585) $ 40,908 $ 71,806,869 $ 741,099 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 1 03/17/23 $ 138 $ 6,497
Russell 2000 E-Mini Index .................................................... 3 03/17/23 291 17,888
$ 24,385
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 414,458,365 $ 456,595 $ — $ 414,914,960
Short-Term Securities
Money Market Funds ...................................... 71,806,869 — — 71,806,869
$ 486,265,234 $ 456,595 $ — $ 486,721,829
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 24,385 $ — $ — $ 24,385
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust